Revenue - Schedule of Revenue Recognized in Statements of Profit or Loss (Detail) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of operating segments [line items]
Revenue from the rendering of services (recognized over time)	€ 226	€ 779	€ 395	€ 2,091
Sale of clinical supply (recognized at a point in time)	217		217	246
"Right-to-use" licenses (recognized at a point in time)	579	657	1,155	1,324
Total revenue	1,022	1,436	1,767	3,661
Revenue by geographical location
Total revenue	1,022	1,436	1,767	3,661
VISEN Pharmaceuticals [Member]
Disclosure of operating segments [line items]
Total revenue	913	1,436	1,550	3,661
Revenue by geographical location
Total revenue	913	1,436	1,550	3,661
Other collaboration partners [Member]
Disclosure of operating segments [line items]
Total revenue	109		217
Revenue by geographical location
Total revenue	109		217
North America [member]
Disclosure of operating segments [line items]
Total revenue	688	657	1,373	1,324
Revenue by geographical location
Total revenue	688	657	1,373	1,324
China [member]
Disclosure of operating segments [line items]
Total revenue	334	779	394	2,337
Revenue by geographical location
Total revenue	€ 334	€ 779	€ 394	€ 2,337